Income from Investments	12 Months Ended
Jun. 30, 2024
Income from Investments [Abstract]
INCOME FROM INVESTMENTS

5. INCOME FROM INVESTMENTS

Income from investments consist of:

	Years ended June 30,
	2024	2023
Fair value change on equity investments	$92,877	$(198,031)
Fair value change on bonds	60,327	5,977
Interest income	907,891	370,100
Net income from investments	$1,061,095	$178,046